Comparative information 2021 - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest charges and related fees [Line items]
Borrowings	€ 58	€ 54
IFRS4 and IAS39 [Member] | Previously Reported [Member]
Disclosure of interest charges and related fees [Line items]
Subordinated loans			€ 110
Trust pass-through securities			8
Borrowings			65
Other			64
Total			246
Interest charges accrued on financial liabilities not carried at fair value through profit or loss			€ 121